Debt	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Debt
2.	Debt

As at June 30, 2019 Ardmore had five loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction and also for working capital. ASC’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for Ardmore’s obligations under the loan facilities, which totaled 13 vessels as at June 30, 2019. ASC and its subsidiary ASLLC have provided guarantees in respect of the loan facilities. ASC has granted a guarantee over its trade receivables in respect of the ABN AMRO Revolving Facility. These guarantees can be called upon following a payment default.
The outstanding principal balances on each loan facility as at June 30, 2019 and December 31, 2018 were as follows:

	As at
	Jun 30, 2019	Dec 31, 2018
NIBC Bank Facility	6,755,000	7,465,000
CACIB Bank Facility	29,900,000	31,300,000
ABN/DVB/NIBC Joint Bank Facility	78,684,460	92,131,594
Nordea/SEB Joint Bank Facility	82,721,761	86,371,847
ABN AMRO Revolving Facility	13,113,814	14,994,279
Total debt	211,175,035	232,262,720
Deferred finance fees	(3,129,092)	(3,908,472)
Net total debt	208,045,943	228,354,248
Current portion of long-term debt	21,017,892	24,217,892
Current portion of deferred finance fees	(1,246,068)	(1,383,349)
Total current portion of long-term debt	19,771,824	22,834,543
Non-current portion of long-term debt	188,274,119	205,519,705

Future minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Jun 30, 2019
2019	10,508,946
2020	34,131,706
2021	24,222,892
2022	142,311,491
211,175,035

NIBC Bank Facility

On September 12, 2014, one of ASC’s subsidiaries entered into a $13.5 million long-term loan facility with NIBC Bank N.V. to finance a second-hand vessel acquisition which delivered to Ardmore in 2014. The facility was drawn down in September 2014 and bears interest at a rate of
LIBOR plus 2.90%
. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final installment. The loan facility matures in September 2021.

CACIB Bank Facility

On May 22, 2014, two of ASC’s subsidiaries entered into a $39.0 million long-term loan facility with Credit Agricole Corporate and Investment Bank to finance two vessels under construction. On March 10, 2016, this facility was refinanced, the lenders provided an additional $25.0 million commitment for additional financing and an additional tranche of $2.3 million was drawn down. The $25.0 million of additional financing was drawn and repaid in full during the three-month period ended September 30, 2016. Interest is calculated on each tranche at a rate of
LIBOR plus
2.50
%
. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final installment. The full facility matures in 2022.

ABN/DVB/NIBC Joint Bank Facility

On January 13, 2016, 12 of ASC’s subsidiaries entered into a $213 million long-term loan facility with ABN AMRO Bank N.V. (“ABN AMRO”) and DVB Bank America N.V. to refinance existing facilities. The loan was fully drawn down on January 22, 2016. Interest is calculated at a rate of
LIBOR plus 2.55%
. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final installment. The loan matures in 2022. In May 2017, $20.1 million was repaid as part of the refinancing of the
Ardmore Sealeader
and
Ardmore Sealifter
. On December 7, 2018, one of the tranches was repaid as part of the refinancing of the
Ardmore Engineer.
On February 19, 2019, one of the tranches was repaid due to the sale of the
Ardmore Seamaster
. On May 24, 2019, one of the tranches was repaid due to the sale of the
Ardmore Seafarer
.

On August 4, 2016, an incremental term loan of $36.6 million was made under the amended facility in order to fund two vessel acquisitions, and NIBC Bank N.V. joined as an additional lender under the facility. The incremental term loan consisted of two tranches, and interest is calculated at a rate of
LIBOR plus 2.75%
. On December 6, 2018, the two additional tranches were repaid as part of the refinancing of the
Ardmore Seavanguard
and
Ardmore Exporter
.

Nordea/SEB Joint Bank Facility

On January 13, 2016, seven of ASC’s subsidiaries entered into a $151 million long-term loan facility with Nordea Bank AB (publ) and Skandinaviska Enskilda Banken AB (publ) to refinance existing facilities. The loan was fully drawn down on January 22, 2016. Interest is calculated at a rate of
LIBOR plus 2.50%
. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final installment. On October 29, 2018, two of the tranches were repaid as part of the refinancing of the
Ardmore Dauntless
and
Ardmore Defender
. The loan matures in 2022.

ABN AMRO Revolving Facility

On October 24, 2017, Ardmore entered into a $15 million revolving credit facility with ABN AMRO to fund working capital. Interest is calculated at a rate of
LIBOR plus 3.5%
. Interest payments are payable on a quarterly basis. The facility matures in October
2020
with an option to extend for a further year.

Long-term debt financial covenants

Ardmore’s existing long-term debt facilities described above include certain covenants. The financial covenants require that ASC:

•	maintain minimum solvency of not less than 30%;
•	maintain minimum cash and cash equivalents based on the number of vessels owned and chartered-in and 5% of outstanding debt; the required minimum cash balance as of June 30, 2019, was $21.6 million;
•	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the facility;
•	maintain a corporate net worth of not less than $150 million; and
•	maintain positive working capital, excluding balloon maturities.

The Company was in full compliance with all of its loan covenants as of June 30, 2019 and 2018.